Stock Incentive Plans (Details) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 29, 2025	Jun. 04, 2024	Jan. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2018	Sep. 30, 2014
Stock Incentive Plans [Line Items]
Common stock shares issued	2,375,000					2,000,000
Stock compensation expense (in Dollars)				$ 203,616	$ 394,234
Unrecognized expense (in Dollars)				$ 1,082,949
Weighted average period				3 years 10 months 24 days
Unrecognized expense (in Dollars)						$ 161,000
Weighted average period						1 year 8 months 12 days
Common Stock [Member]
Stock Incentive Plans [Line Items]
Fair market value per share percentage		85.00%
Common stock shares issued					7,297	1,682,799	2,422,870
2014 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved									1,250,000
2018 Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved			12,492,910					4,900,000
Contractual terms			10 years
Two Thousand and Twenty Four Incentive Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved		4,460,437				213,000
Aggregate number of shares outstanding percentage		10.00%
Shares available for grant				464,776
Employee Stock Purchase Plan [Member]
Stock Incentive Plans [Line Items]
Shares reserved		1,070,603
Aggregate number of shares outstanding percentage		3.00%
General and Administrative Expense [Member]
Stock Incentive Plans [Line Items]
Stock compensation expense (in Dollars)						$ 5.5	$ 0.5
Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 2.47		$ 1.04	$ 0.55
Stock Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock Incentive Plans [Line Items]
Vesting percentage				25.00%		25.00%
RSUs [Member]
Stock Incentive Plans [Line Items]
Stock compensation expense (in Dollars)				$ 555,507		$ 1,250,000
Weighted average period				6 months 29 days
Total unrecognized expense (in Dollars)				$ 550,820
Minimum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)						$ 1.49
Minimum [Member] | 2018 Plan [Member]
Stock Incentive Plans [Line Items]
Vesting period			1 year
Minimum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)				$ 0.81
Maximum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)						$ 0.46
Maximum [Member] | 2018 Plan [Member]
Stock Incentive Plans [Line Items]
Vesting period			4 years
Maximum [Member] | Stock Option [Member]
Stock Incentive Plans [Line Items]
Weighted average estimated fair value (in Dollars per share)					$ 1.49